As filed with the Securities and Exchange Commission on
                                November 22, 2000

                           Registration No. 333-15585
             ======================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------

                         Post-Effective Amendment No. 7

                                       to

                                    Form S-6

                                 ---------------

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2
                                ----------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                           (EXACT NAME OF REGISTRANT)
                                ----------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                ----------------

                                DONALD R. STADING
                          Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                -----------------

    Title of Securities Being Registered: Securities of Unit Investment Trust
                      ------------------------------------

            It is proposed that this filing will become effective:

            X  Immediately  upon filing  pursuant to paragraph (b) of Rule 485.

            ___ On ______________ pursuant to paragraph (b) of Rule 485.

            ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

            ___ On  ______________  pursuant to  paragraph  (a)(1) of Rule 485.

               RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2
                               AND THE PROSPECTUS

ITEM NO. OF
FORM N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

    1            Cover Page
    2            Cover Page
    3            Not Applicable
    4            Distribution of the Policies
    5            Ameritas Variable Life Insurance Company  - Separate Account V
    6            Ameritas Variable Life Insurance Company  - Separate Account V
    7            Not Required
    8            Not Required
    9            Legal Proceedings
   10            Summary;  Addition,  Deletion of  Substitution of Investments;
                 Policy  Benefits;  Policy  Rights;  Payment and  Allocation of
                 Premiums; General Provisions; Voting Rights
  11             Summary; The Funds
  12             Summary; The Funds
  13             Summary; The Funds - Charges and Deductions
  14             Summary; Payment and Allocation of Premiums
  15             Summary; Payment and Allocation of Premiums
  16             Summary;  Calvert Variable Series,  Inc. Ameritas  Portfolios,
                 Calvert Variable Series,  Inc.,  Variable  Insurance  Products
                 Fund,  Variable Insurance Products Fund II, The Alger American
                 Fund, MFS Variable  Insurance  Trust, and The Universal
                 Institutional Funds, Inc.
  17             Summary, Policy Rights
  18             Calvert Variable Series,  Inc.  Ameritas  Portfolios,  Calvert
                 Variable  Series,  Inc.,  Variable  Insurance  Products  Fund,
                 Variable  Insurance Products Fund II, The Alger American Fund,
                 MFS Variable  Insurance  Trust, and The Universal Institutional
                 Funds, Inc.
  19             General Provisions; Voting Rights
  20             Not Applicable
  21             Summary; Policy Rights, Loan Benefits; General Provisions
  22             Not Applicable
  23             Safekeeping of the Separate Account's Assets
  24             General Provisions
  25             Ameritas Variable Life Insurance Company
  26             Not Applicable
  27             Ameritas Variable Life Insurance Company
  28             Executive Officers and Directors of AVLIC; Ameritas Variable
                 Life Insurance Company
  29             Ameritas Variable Life Insurance Company
  30             Not Applicable
  31             Not Applicable
  32             Not Applicable
  33             Not Applicable
  34             Not Applicable
  35             Not Applicable
  36             Not Required
  37             Not Applicable
  38             Distribution of the Policies
  39             Distribution of the Policies
  40             Distribution of the Policies
  41             Distribution of Policies

ITEM NO. OF
FORM N-8B-2     CAPTION IN PROSPECTUS
-----------     ---------------------


  42             Not Applicable
  43             Not Applicable
  44             Cash Value, Payment and Allocation of Premium
  45             Not Applicable
  46             The Funds; Cash Value
  47             The Funds
  48             State Regulation of AVLIC
  49             Not Applicable
  50             The Separate Account
  51             Cover Page; Summary; Policy Benefits; Payment and Allocation of
                 Premiums, Charges and Deductions
  52             Addition, Deletion or Substitution of Investments
  53             Summary; Federal Tax Matters
  54             Not Applicable
  55             Not Applicable
  56             Not Required
  57             Not Required
  58             Not Required
  59             Financial Statements

Pursuant to Rule 411 under the Securities Act of 1933, as amended, and Rules 0-4 and 8b-23 under the Investment Company Act of 1940, as amended, the information required to be included in this Registration Statement (File No. 333-15585) is incorporated herein by reference to the Prospectus dated May 1, 2000, as filed in electronic format via EDGAR with the Securities and Exchange Commission on February 29, 2000. This Amendment does not delete, amend, or supersede any information contained in the Registration Statement or Post-Effective Amendment No. 6 to the Registration Statement, except to the extent provided herein.

               AMERITAS VARIABLE LIFE INSURANCE COMPANY ("AVLIC")
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
                              ("SEPARATE ACCOUNT")

             SUPPLEMENT TO OVERTURE APPLAUSE! II, OVERTURE ENCORE!,
                   OVERTURE BRAVO! AND CORPORATE BENEFIT VUL
                         PROSPECTUSES DATED MAY 1, 2000
                       SUPPLEMENT DATED NOVEMBER 22, 2000

EFFECTIVE JANUARY 1, 2001, AVLIC WILL ADD CERTAIN PORTFOLIOS DESCRIBED BELOW TO YOUR POLICY. THE FOLLOWING INFORMATION IS ADDED TO YOUR PROSPECTUS FOR THE SEPARATE ACCOUNT:

1. The following information is added to the FUND EXPENSE SUMMARY, which begins on page 8 of APPLAUSE! II, ENCORE!, and BRAVO! and page 7 of Corporate Benefit
VUL:

---------------------------------------------------------------------------------------------------------
                                                                                           Total
                                   Investment                                            (Reflecting
                                   Advisory &       Other                  Waivers      waivers and/or
                                   Management     Expenses                  and/or     reimbursements,
                                                               Total    Reimbursements     If any)
    Portfolio                                                Expenses
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY
o        VP Income & Growth            0.70%           -        0.70%          -             0.70%
---------------------------------------------------------------------------------------------------------
AMERITAS PORTFOLIOS (SUBADVISOR) (9)
o        Ameritas Micro Cap (BABSON)   1.12%         0.88%      2.00%        0.50%           1.50%
o        Ameritas Select (OAKMARK)     0.92%         0.88%      1.80%        0.30%           1.50%
---------------------------------------------------------------------------------------------------------
INVESCO FUNDS
o        VIF - Dynamics (10)           0.75%         1.53%      2.28%        1.15%           1.13%
---------------------------------------------------------------------------------------------------------
SALOMON BROTHERS
o        Variable Capital (11)         0.85%         1.14%      1.99%        0.99%           1.00%
---------------------------------------------------------------------------------------------------------
SUMMIT PINNACLE SERIES (12)
o        Nasdaq-100 Index              0.35%         0.30%      0.65%          -             0.65%
o        Russell 2000 Small Cap Index  0.35%         0.40%      0.75%          -             0.75%
o        S&P MidCap 400 Index          0.30%         0.30%      0.60%          -             0.60%
---------------------------------------------------------------------------------------------------------
THIRD AVENUE
o        Third Avenue Value (13)       0.90%        33.53%     34.43%        33.13%          1.30%
---------------------------------------------------------------------------------------------------------

(9) "Other Expenses" for the Ameritas Micro Cap and Ameritas Select portfolios are based on estimates, since these are new portfolios. The portfolio investment adviser (AIC) has voluntarily agreed to reimburse each portfolio so that total annual operating expenses for each portfolio will not exceed 1.50%. The investment adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice. (10) Certain expenses of the Dynamics Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the fund, excluding any expense offset arrangements, did not exceed 1.15% of the fund's average net assets. This commitment may be changed at any time following consultation with the board of directors. (11) The manager waived all of its management fee and reimbursed the fund for certain expenses during the period ended December 31, 1999. The manager may discontinue the waiver at any time. (12) "Other Expenses" for the Nasdaq-100 Index, Russell 2000 Small Cap Index, and S&P MidCap 400 Index portfolios are based on estimates, since these are new portfolios. Total operating expenses in excess of those stated for each Summit portfolio are paid by the investment adviser. The S&P MidCap 400(R) Index is a trademark of The McGraw-Hill Companies, Inc. The Nasdaq-100(R) Index is a trademark of The Nasdaq Stock Market, Inc. The Russell 2000(R) Index is a trademark of the Frank Russell Company. These trademarks have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by any of the licensing organizations, and they make no representation or warranty regarding the Funds, and bear no liability with respect to the Funds.
(13) The fund commenced investment operations on September 21, 1999. Annualized expenses before reimbursement are not necessarily indicative of expected expenses due to the annualization of certain fixed expenses.

2. The following list of Portfolios, Funds, Advisers and Subadvisors is added to THE FUNDS section which begins on page 14 of APPLAUSE! II, ENCORE!, and BRAVO! and page 13 of Corporate Benefit VUL:


------------------------------- ------------------------------------------ -------------------------------------
        REFERRED TO AS:             FUND ISSUING THE SUBACCOUNT
         - PORTFOLIO                UNDERLYING MUTUAL FUNDS:                   FUND ADVISOR - SUBADVISOR
------------------------------- ------------------------------------------ -------------------------------------
AMERICAN CENTURY                American Century Variable Portfolios,      AMERICAN CENTURY INVESTMENT MANAGEMENT,
- VP INCOME & GROWTH            Inc.                                       INC.
------------------------------- ------------------------------------------ -------------------------------------------
AMERITAS PORTFOLIOS             Calvert Variable Series Inc. Ameritas      AMERITAS INVESTMENT CORP.
- AMERITAS MICRO CAP            Portfolios                                 -DAVID L. BABSON & COMPANY INC. (BABSON)
- AMERITAS SELECT                                                          -HARRIS ASSOCIATES, INC. (OAKMARK )
------------------------------- ------------------------------------------ -------------------------------------------
INVESCO FUNDS                   INVESCO Variable Investment Funds, Inc.    INVESCO FUNDS GROUP, INC.
- VIF - DYNAMICS
------------------------------- ------------------------------------------ -------------------------------------------
SALOMON BROTHERS                Salomon Brothers Variable Series Funds     SALOMON BROTHERS ASSET MANAGEMENT INC
- VARIABLE CAPITAL              Inc.
------------------------------- ------------------------------------------ -------------------------------------------
SUMMIT PINNACLE SERIES          Summit Mutual Funds, Inc., Summit          SUMMIT INVESTMENT PARTNERS, INC.
- NASDAQ-100 INDEX              Pinnacle Series
- RUSSELL 2000 SMALL CAP INDEX
- S&P MIDCAP 400 INDEX
------------------------------- ------------------------------------------ -------------------------------------------
THIRD AVENUE                    Third Avenue Variable Series Trust         EQSF ADVISERS, INC.
- THIRD AVENUE VALUE

3. The following information is added to the INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS' PORTFOLIOS, which begins on page 16 of APPLAUSE! II, ENCORE!, BRAVO!, and Corporate Benefit VUL:


------------------------------ --------------------------------------- -------------------------------------
Portfolio                      Investment Policies                      Objective:
------------------------------ --------------------------------------- -------------------------------------
AMERICAN CENTURY
------------------------------------------------------------------------------------------------------------
VP Income & Growth Fund        Common stocks of U.S. companies.        Long-term capital growth.  Income
                                                                       is secondary.
------------------------------ --------------------------------------- -------------------------------------
AMERITAS PORTFOLIOS
------------------------------------------------------------------------------------------------------------
Ameritas Micro Cap             Common stocks of small size U.S.        Long-term capital growth.
                               companies.
------------------------------ --------------------------------------- -------------------------------------
Ameritas Select                Common stocks of U.S. companies.        Long-term capital growth.
------------------------------ --------------------------------------- -------------------------------------
INVESCO FUNDS
------------------------------------------------------------------------------------------------------------
VIF - Dynamics Fund            Common stocks of mid-size companies.    Long-term capital growth.
------------------------------ --------------------------------------- -------------------------------------
SALOMON BROTHERS
-----------------------------------------------------------------------------------------------------
Variable Capital Fund          Common stocks of U.S. companies of      Capital appreciation.
                               all sizes.
------------------------------ --------------------------------------- -------------------------------------
SUMMIT PINNACLE SERIES
------------------------------------------------------------------------------------------------------------
Nasdaq-100 Index Portfolio     Common stocks of U.S. companies in      Results that correspond to the
                               the Nasdaq-100 Index.                   total return of the Nasdaq-100
                                                                       Index company common stocks.
------------------------------ --------------------------------------- -------------------------------------
Russell 2000 Small Cap Index   Common stocks of U.S. companies in      Results that correspond to the
Portfolio                      the Russell 2000 Index.                 total return of the Russell 2000
                                                                       Index company common stocks.
------------------------------ --------------------------------------- -------------------------------------
S&P MidCap 400 Index Portfolio Common stocks of U.S. companies in      Results that correspond to the
                               the S&P MidCap 400 Index.               total return of the S&P 400 MidCap
                                                                       Index company common stocks.
------------------------------ --------------------------------------- -------------------------------------
THIRD AVENUE
------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio   Common stocks of companies carrying     Long-term capital growth.
                               little debt in comparison to cash
                               resources.
------------------------------ --------------------------------------- -------------------------------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR VARIABLE POLICY ISSUED BY AMERITAS VARIABLE LIFE INSURANCE COMPANY. IF YOU DO NOT HAVE A CURRENT PROSPECTUS, PLEASE CONTACT AVLIC AT 1-800-745-1112.


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                             STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 2000
                                   (UNAUDITED)
ASSETS
INVESTMENTS AT NET ASSET VALUE:
  VARIABLE INSURANCE PRODUCTS FUND:
   Equity Income Portfolio Initial Class (Equity Income I-Class)-
        1,209,363.154 shares at $24.54 per share (cost $21,523,824)      $29,677,773
    Equity Income Portfolio Service Class (Equity Income S-Class)-
        1,775.971 shares at $24.48 per share (cost $42,426)                   43,476
    Growth Portfolio Initial Class (Growth I-Class)-
      1,372,778.322 shares at $49.78 per share (cost $40,614,961)         68,336,906
    Growth Portfolio Service Class (Growth S-Class)-
        3,739.002 shares at $49.62 per share (cost $188,229)                 185,530
    High Income Portfolio Initial Class (High Income I-Class)-
     636,247.978 shares at $9.53 per share(cost $6,873,505)                6,063,443
    High Income Portfolio Service Class (High Income S-Class)-
        1,912.739 shares at $9.50 per share (cost $19,062)                    18,170
    Overseas Portfolio Initial Class (Overseas I-Class)-
      802,562.269 shares at $21.76 per share(cost $12,689,554)            17,463,755
    Overseas Portfolio Service Class (Overseas S-Class)-
        2,103.069 shares at $21.71 per share (cost $48,939)                   45,657
  VARIABLE INSURANCE PRODUCTS FUND II:
    Asset Manager Portfolio Initial Class (Asset Manager I-Class)-
      1,808,756.518 shares at $16.64 per share (cost $25,658,078)         30,097,707
    Asset Manager Portfolio Service Class (Asset Manager S-Class)-
        8,053.004 shares at $16.55 per share (cost $133,056)                 133,278
    Investment Grade Bond Portfolio Initial Class
      (Investment Grade Bond I-Class)-
        338,790.263 shares at $12.10 per share (cost $4,043,842)           4,099,361
    Contrafund Portfolio Initial Class (Contrafund I-Class)-
        895,060.111 shares at $25.41 per share (cost $18,510,337)         22,743,479
    Contrafund Portfolio Service Class (Contrafund S-Class)-
        5,734.083 shares at $25.34 per share (cost $146,984)                 145,302
    Asset Manager Growth Portfolio Initial Class
      (Asset Manager Growth I-Class)-
        252,203.826 shares at $15.88 per share (cost $3,743,631)           4,004,999
    Asset Manager Growth Portfolio Service Class
      (Asset Manager Growth S-Class)-
        277.109 shares at $15.78 per share (cost $4,493)                       4,374
  ALGER AMERICAN FUND:
    Balanced Portfolio (Balanced)-
      466,782.703 shares at $14.74 per share (cost $5,978,298)             6,880,376
    Leveraged Allcap Portfolio (Leveraged Allcap)-
      491,366.192 shares at $49.70 per share (cost $19,152,003)           24,420,900
  MFS VARIABLE INSURANCE TRUST:
    Global Governments Series Portfolio (World Governments Series)-
      73,180.372 shares at $9.67 per share (cost $727,109)                   707,654
    Utilities Series Portfolio (Utilities Series)-
      305,482.788 shares at $24.17 (cost $5,810,847)                       7,383,520
    New Discovery Series Portfolio (New Discovery Series)-
        208,363.691 shares at $18.40 per share (cost $3,890,656)           3,833,892
  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
    Asian Equity Portfolio (Asian Equity)-
      137,840.942 shares at $5.78 (cost $906,507)                            796,721
    Emerging Markets Equity Portfolio (Emerging Markets Equity)-
      217,044.716 shares at $10.61 per share (cost $2,451,837)             2,302,845
    Global Equity Portfolio (Global Equity)-
      229,506.990 shares at $12.87 per share (cost $2,863,848)             2,953,753
    International Magnum Portfolio (International Magnum)-
      156,506.711 shares at $12.29 per share (cost $1,852,315)             1,923,467
    U.S. Real Estate Portfolio (U.S. Real Estate)-
      118,183.515 shares at $11.46 per share (cost $1,272,888)             1,354,382


                                    F-I(U)-1



                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                             STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 2000
                                   (UNAUDITED)

ASSETS, CONTINUED
  CALVERT VARIABLE SERIES, INC., AMERITAS PORTFOLIOS:
    Ameritas Emerging Growth Portfolio (Emerging Growth)-
        684,685.502 shares at $37.73 per share (cost $18,494,972)        $25,833,184
    Ameritas Growth Portfolio (Growth)-
        600,958.751 shares at $64.55 per share (cost $34,087,747)         38,791,887
    Ameritas Growth with Income Portfolio (Growth with Income)-
        195,888.479 shares at $21.78 per share (cost $3,984,377)           4,266,450
    Ameritas Income and Growth Portfolio (Income and Growth)-
        768,852.639 shares at $18.73 per share (cost $11,159,119)         14,400,609
    Ameritas Index 500 Portfolio (Index 500)-
        192,041.831 shares at $164.35 per share (cost $29,904,955)        31,562,075
    Ameritas Midcap Growth Portfolio (Midcap Growth)-
        622,011.468 shares at $39.48 per share (cost $17,649,968)         24,557,012
    Ameritas Money Market Portfolio (Money Market)-
        17,418,044.632 shares at $1.00 per share (cost $17,418,044)       17,418,044
    Ameritas Research Portfolio (Research)-
        220,451.952 shares at $24.82 per share (cost $4,566,562)           5,471,617
    Ameritas Small Capitalization Portfolio (Small Cap)-
        572,604.035 shares at $50.56 per share (cost $25,288,565)         28,950,861
  CALVERT VARIABLE SERIES, INC., CALVERT SOCIAL PORTFOLIOS:
    CVS Social Balanced (Calvert Balanced)-
        9,839.793 shares at $2.26 per share (cost $22,231)                    22,188
    CVS Social International Equity (Calvert International Equity)-
        1,105.100 shares at $22.23 per share (cost $25,728)                   24,567
    CVS Social MidCap Growth (Calvert MidCap Growth)-
        9,451.824 shares at $37.35 per  share (cost $345,970)                353,026
    CVS Social Small Cap Growth (Calvert Small Cap)-
        3,481.024 shares at $14.04 per share (cost $55,128)                   48,874
                                                                              ------


    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                      $427,321,114
                                                                        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE UNAUDITED FINANCIAL STATEMENTS.


                                    F-I(U)-2


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000
                                   (UNAUDITED)

STATEMENTS OF OPERATIONS:

                                                       VARIABLE INSURANCE PRODUCTS FUND
                                                       --------------------------------

                                                            EQUITY          EQUITY
                                                            INCOME          INCOME        GROWTH
                                            TOTAL           I-CLASS         S-CLASS       I-CLASS
                                            -----           -------         -------       -------
INVESTMENT INCOME:
  Dividend distributions
    received                          $    3,600,607      $   506,497     $     22      $   73,209
  Mortality and expense
    risk charge                           (2,792,031)        (200,038)         (67)       (471,201)
                                         -----------       ----------      --------     -----------
NET INVESTMENT INCOME (LOSS)                 808,576          306,459          (45)       (397,992)
                                         -----------       ----------      --------     -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain
   distributions                          19,887,448        1,908,198           86       7,284,267
  Net change in unrealized
    appreciation (depreciation)          (22,683,980)      (1,249,900)       1,045      (6,237,720)
                                         ------------      -----------     -------      -----------
NET GAIN (LOSS) ON INVESTMENTS            (2,796,532)         658,298        1,131       1,046,547
                                         ------------      ----------      -------      ----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                            $ (1,987,956)      $  964,757    $   1,086      $  648,555
                                        =============      ==========    =========      ==========


STATEMENTS OF CHANGES IN NET ASSETS:
                                                            VARIABLE INSURANCE PRODUCTS FUND
                                                            --------------------------------

                                                            EQUITY          EQUITY
                                                            INCOME          INCOME        GROWTH
                                            TOTAL           I-CLASS         S-CLASS       I-CLASS
                                            -----           -------         -------       -------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
   Net investment income
    (loss)                            $      808,576      $   306,459      $   (45)    $  (397,992)
   Net realized gain
    distributions                         19,887,448        1,908,198           86       7,284,267
   Net change in unrealized
    appreciation (depreciation)          (22,683,980)      (1,249,900)       1,045      (6,237,720)
                                         ------------     ------------     -------      -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS       (1,987,956)         964,757        1,086         648,555
NET INCREASE (DECREASE) FROM
   POLICYOWNER TRANSACTIONS               26,587,020       (2,140,322)      41,791       1,427,957
                                         -----------      ------------     -------      ----------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                             24,599,064       (1,175,565)      42,877       2,076,512
NET ASSETS AT JANUARY 1, 2000            402,722,050       30,853,338          599      66,260,394
                                         -----------      -----------      -------      ----------
NET ASSETS AT SEPTEMBER 30, 2000        $427,321,114      $29,677,773      $43,476     $68,336,906
                                        ============      ===========      =======     ===========


THE  ACCOMPANYING  NOTES  ARE AN  INTEGRAL  PART OF  THESE  UNAUDITED  FINANCIAL
STATEMENTS.


                                    F-I(U)-3



                                                                               VARIABLE INSURANCE
           VARIABLE INSURANCE PRODUCTS FUND                                     PRODUCTS FUND II
 ----------------------------------------------------------------------   --------------------------
                        HIGH          HIGH                                     ASSET        ASSET
      GROWTH           INCOME        INCOME      OVERSEAS      OVERSEAS       MANAGER      MANAGER
      S-CLASS          I-CLASS       S-CLASS      I-CLASS       S-CLASS       I-CLASS      S-CLASS
      -------          -------       -------      -------       -------       -------      -------


     $     42      $  447,960       $    32      $  273,101     $    88    $ 1,035,167      $   66

         (785)        (44,369)          (24)       (125,611)       (140)      (212,210)       (634)
       -------     -----------       -------     ----------      -------     ---------       ------
         (743)        403,591             8         147,490         (52)       822,957        (568)
       -------     ----------        ------      ----------      -------     ---------       ------



        4,986              --            --       1,719,800         571      2,438,782         158

       (3,389)     (1,123,375)         (891)     (4,075,468)     (3,284)    (3,520,057)        213
       ------      -----------       -------     -----------     -------    -----------      -----
        1,597      (1,123,375)         (891)     (2,355,668)     (2,713)    (1,081,275)        371
       ------      -----------       -------     -----------     -------    -----------      -----


      $   854     $  (719,784)     $   (883)   $ (2,208,178)   $ (2,765)    $ (258,318)     $ (197)
      =======     ============     =========   =============   =========    ===========     =======



                                                                              VARIABLE INSURANCE
           VARIABLE INSURANCE PRODUCTS FUND                                   PRODUCTS FUND II
      ------------------------------------------------------------------    ------------------------

                       HIGH          HIGH                                      ASSET         ASSET
       GROWTH         INCOME        INCOME        OVERSEAS     OVERSEAS       MANAGER       MANAGER
       S-CLASS        I-CLASS       S-CLASS        I-CLASS      S-CLASS       I-CLASS       S-CLASS
       -------        -------       -------        -------      -------       -------       -------


    $    (743)      $ 403,591         $   8    $    147,490    $    (52)   $   822,957    $   (568)

        4,986              --            --       1,719,800         571      2,438,782         158

       (3,389)     (1,123,375)         (891)     (4,075,468)     (3,284)    (3,520,057)        213
      --------     -----------       -------     -----------    --------    -----------    -------

          854        (719,784)         (883)     (2,208,178)     (2,765)      (258,318)       (197)

      164,873        (494,685)       19,053       1,539,944      48,383     (2,684,105)    133,083
      -------       ---------       -------      ----------     -------    ------------    -------

      165,727      (1,214,469)       18,170        (668,234)     45,618     (2,942,423)    132,886
       19,803       7,277,912            --      18,131,989          39     33,040,130         392
     --------       ---------       -------      ----------     -------    -----------     -------
    $ 185,530     $ 6,063,443      $ 18,170    $ 17,463,755     $45,657    $30,097,707    $133,278
    =========     ===========      ========    ============     =======    ===========    ========



                                    F-I(U)-4


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000
                                   (UNAUDITED)


STATEMENTS OF OPERATIONS:

                                                      VARIABLE INSURANCE PRODUCT FUNDS II
                                                ------------------------------------------------

                                                 INVESTMENT
                                                GRADE BOND         CONTRAFUND        CONTRAFUND
                                                  I-CLASS            I-CLASS           S-CLASS
                                                  -------            -------           -------
             2000
INVESTMENT INCOME:
  Dividend distributions
    received                                   $  262,163         $   72,121           $    69
  Mortality and expense
    risk charge                                   (27,140)          (142,802)             (566)
                                                 ---------        -----------          --------
NET INVESTMENT INCOME (LOSS)                      235,023            (70,681)             (497)
                                                 --------         -----------          --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain
    distributions                                      --          2,617,987             2,501
  Net change in unrealized
    appreciation (depreciation)                    (6,038)        (2,723,559)           (1,864)
                                                  --------        -----------          --------
NET GAIN (LOSS) ON INVESTMENTS                     (6,038)          (105,572)              637
                                                  --------        -----------          -------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATION                                     $ 228,985        $  (176,253)          $   140
                                                =========        ============          =======


STATEMENTS OF CHANGES IN NET ASSETS:


                                                     VARIABLE INSURANCE PRODUCT FUNDS II
                                                ------------------------------------------------

                                                 INVESTMENT
                                                GRADE BOND         CONTRAFUND        CONTRAFUND
                                                  I-CLASS            I-CLASS           S-CLASS
                                                  -------            -------           -------
           2000
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
   Net investment income (loss)                 $ 235,023        $   (70,681)         $   (497)
   Net realized gain
    distributions                                      --          2,617,987             2,501
   Net change in unrealized
    appreciation (depreciation)                    (6,038)        (2,723,559)           (1,864)
                                                ----------       ------------         ---------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS               228,985           (176,253)              140
NET INCREASE (DECREASE) FROM
   POLICYOWNER TRANSACTIONS                        90,953          2,083,294           136,452
                                                ---------        -----------          --------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                                  319,938          1,907,041           136,592
NET ASSETS AT JANUARY 1, 2000                   3,779,423         20,836,438             8,710
                                                ---------        -----------          --------
NET ASSETS AT SEPTEMBER 30, 2000               $4,099,361       $ 22,743,479         $ 145,302
                                               ==========       ============         =========


THE  ACCOMPANYING  NOTES  ARE AN  INTEGRAL  PART OF  THESE  UNAUDITED  FINANCIAL
STATEMENTS.



                                    F-I(U)-5


        VARIABLE INSURANCE
         PRODUCTS FUND II          ALGER AMERICAN FUND             MFS VARIABLE INSURANCE TRUST
------------------------------  -------------------------       ------------------------------------


 ASSET MANAGER     ASSET MANAGER                                  WORLD                       NEW
      GROWTH          GROWTH                      LEVERAGED    GOVERNMENTS   UTILITIES     DISCOVERY
      I-CLASS         S-CLASS       BALANCED       ALLCAP        SERIES       SERIES        SERIES
      -------         -------       --------       ------        ------       ------        ------

    $  87,724         $   5        $  50,804      $       --    $ 21,767       $ 62,030    $     --

      (27,037)          (11)         (40,612)       (161,173)     (2,927)       (40,242)    (13,233)
     ---------        ------       ----------     -----------    --------      ---------   ---------
       60,687            (6)          10,192        (161,173)     18,840         21,788     (13,233)
     --------         ------       ---------      -----------    -------       --------    ---------



      355,639            20          484,560       2,368,184          --        467,624      39,123

     (588,672)         (120)        (325,257)     (3,347,689)    (16,719)        59,864     (64,711)
     ---------        ------       ----------     -----------    --------      --------    ---------
     (233,033)         (100)         159,303        (979,505)    (16,719)       527,488     (25,588)
     ---------        ------       ---------      -----------    --------      --------    ---------


   $ (172,346)      $  (106)       $ 169,495   $  (1,140,678)   $  2,121      $ 549,276   $ (38,821)
   ===========      ========       =========   ==============   ========      =========   ==========


        VARIABLE INSURANCE
         PRODUCTS FUND II          ALGER AMERICAN FUND             MFS VARIABLE INSURANCE TRUST
-----------------------------  -------------------------       ------------------------------------


   ASSET MANAGER   ASSET MANAGER                                  WORLD                       NEW
      GROWTH          GROWTH                      LEVERAGED    GOVERNMENTS   UTILITIES     DISCOVERY
      I-CLASS         S-CLASS       BALANCED       ALLCAP        SERIES       SERIES        SERIES
      -------         -------       --------       ------        ------       ------        ------


   $   60,687       $    (6)      $   10,192     $  (161,173)   $ 18,840       $ 21,788  $  (13,233)

      355,639            20          484,560       2,368,184          --        467,624      39,123

     (588,672)         (120)        (325,257)     (3,347,689)    (16,719)        59,864     (64,711)
   -----------      --------      -----------    ------------   ---------    ----------   ----------

     (172,346)         (106)         169,495      (1,140,678)      2,121        549,276     (38,821)

     (162,190)        4,480        1,622,490       4,278,155     297,127      1,215,225   3,721,593
   -----------      -------       ----------      ----------    --------     ----------   ---------

     (334,536)        4,374        1,791,985       3,137,477     299,248      1,764,501   3,682,772
    4,339,535            --        5,088,391      21,283,423     408,406      5,619,019     151,120
   ----------       -------       ----------     -----------    --------     ----------   ---------
   $4,004,999       $ 4,374      $ 6,880,376    $ 24,420,900   $ 707,654    $ 7,383,520 $ 3,833,892
   ==========       =======      ===========    ============   =========    =========== ===========



                                    F-I(U)-6


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000
                                   (UNAUDITED)


STATEMENTS OF OPERATIONS:

                                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                                      -------------------------------------------
                                                                         EMERGING
                                                        ASIAN             MARKETS         GLOBAL
                                                       EQUITY             EQUITY          EQUITY
                                                       ------             ------          ------
                   2000
INVESTMENT INCOME:
   Dividend distributions
     received                                        $      --          $      --     $     8,756
   Mortality and expense
     risk charge                                        (6,401)           (16,260)        (17,488)
                                                     ----------         ----------        --------
NET INVESTMENT INCOME (LOSS)                            (6,401)           (16,260)         (8,732)
                                                     ----------         ----------        --------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain
     distributions                                     102,158             35,083          36,318
   Net change in unrealized
     appreciation (depreciation)                      (443,957)          (703,059)         (8,497)
                                                     ----------         ----------        --------
NET GAIN (LOSS) ON INVESTMENTS                        (341,799)          (667,976)         27,821
                                                     ----------         ----------        -------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS                  $(348,200)         $(684,236)       $ 19,089
                                                     ==========         ==========       ========


STATEMENTS OF CHANGES IN NET ASSETS:
                                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                                      ------------------------------------------
                                                                         EMERGING
                                                        ASIAN             MARKETS        GLOBAL
                                                       EQUITY             EQUITY         EQUITY
                                                       -------           --------        ------
                   2000
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
   Net investment income (loss)                      $  (6,401)        $  (16,260)      $  (8,732)
   Net realized gain
     distributions                                     102,158             35,083          36,318
   Net change in unrealized
     appreciation(depreciation)                       (443,957)          (703,059)         (8,497)
                                                     ----------         ----------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          (348,200)          (684,236)         19,089
NET INCREASE (DECREASE) FROM
   POLICYOWNER TRANSACTIONS                             53,486            808,292         261,561
                                                     ---------          ---------       ---------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                                         (294,714)           124,056         280,650
NET ASSETS AT JANUARY 1, 2000                        1,091,435          2,178,789       2,673,103
                                                     ---------          ---------       ---------
NET ASSETS AT SEPTEMBER 30, 2000                    $  796,721         $2,302,845      $2,953,753
                                                    ==========         ==========      ==========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE UNAUDITED FINANCIAL STATEMENTS.

                                    F-I(U)-7



                                                       CALVERT VARIABLE SERIES, INC.,
    THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                   AMERITAS PORTFOLIOS
    --------------------------------------   -----------------------------------------------------

        INTERNATIONAL        U.S. REAL       EMERGING                       GROWTH        INCOME
           MAGNUM             ESTATE          GROWTH         GROWTH       WITH INCOME   AND GROWTH
           ------             ------          ------         ------       -----------   ----------


        $      756       $      2,123       $      --     $        --     $      --       $     --

           (12,794)            (6,800)       (164,611)       (256,738)      (24,396)       (86,603)
         ----------          --------        ---------      ----------      --------       --------
           (12,038)            (4,677)       (164,611)       (256,738)      (24,396)       (86,603)
         ----------          ---------       ---------      ----------      --------       --------



            21,403                 --              --              --            --             --

          (230,977)           238,622         (91,161)       (184,882)      112,736        960,761
         ----------          --------        ---------      ----------      -------        -------
          (209,574)           238,622         (91,161)       (184,882)      112,736        960,761
         ----------          --------        ---------      ----------      -------        -------

        $ (221,612)         $ 233,945       $(255,772)     $ (441,620)     $ 88,340      $ 874,158
        ===========         =========       ==========     ===========     ========      =========


                                                       CALVERT VARIABLE SERIES, INC.,
    THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                   AMERITAS PORTFOLIOS
    --------------------------------------   -----------------------------------------------------

        INTERNATIONAL        U.S. REAL       EMERGING                       GROWTH        INCOME
           MAGNUM             ESTATE          GROWTH         GROWTH       WITH INCOME   AND GROWTH
           ------             ------          ------         ------       -----------   ----------


       $   (12,038)        $   (4,677)     $ (164,611)     $ (256,738)   $  (24,396)    $  (86,603)

            21,403                 --              --              --            --             --

          (230,977)           238,622         (91,161)       (184,882)      112,736        960,761
         ----------         ---------       ----------      ----------    ---------     ----------

          (221,612)           233,945        (255,772)       (441,620)       88,340        874,158

           381,986            240,953       2,497,884       2,642,077       327,840      1,928,801
         ---------          ---------      ----------       ---------     ---------     ----------

           160,374            474,898       2,242,112       2,200,457       416,180      2,802,959
         1,763,093            879,484      23,591,072      36,591,430     3,850,270     11,597,650
         ---------          ---------      ----------      ----------     ---------     ----------
       $ 1,923,467        $ 1,354,382    $ 25,833,184    $ 38,791,887   $ 4,266,450   $ 14,400,609
       ===========        ===========    ============    ============   ===========   ============

                                    F-I(U)-8


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000
                                   (UNAUDITED)


STATEMENTS OF OPERATIONS:

                                              CALVERT VARIABLE SERIES, INC., AMERITAS PORTFOLIOS
                                              --------------------------------------------------

                                                    INDEX            MIDCAP             MONEY
                                                     500             GROWTH            MARKET
                                                     ---             ------            ------
             2000
INVESTMENT INCOME:
  Dividend distributions
    received                                   $       --         $       --           696,105
  Mortality and expense
    risk charge                                  (201,967)          (136,907)         (104,041)
                                                ----------        -----------         ---------
NET INVESTMENT INCOME (LOSS)                     (201,967)          (136,907)          592,064
                                                ----------        -----------         --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain
    distributions                                      --                 --                --
  Net change in unrealized
    appreciation (depreciation)                  (537,312)         4,371,685                --
                                                ----------         ---------          --------
NET GAIN (LOSS) ON INVESTMENTS                   (537,312)         4,371,685                --
                                                ----------         ---------          --------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATION                                    $ (739,279)       $ 4,234,778         $ 592,064
                                               ===========       ===========         =========


STATEMENTS OF CHANGES IN NET ASSETS:

                                             CALVERT VARIABLE SERIES, INC., AMERITAS PORTFOLIOS
                                             ---------------------------------------------------

                                                    INDEX            MIDCAP             MONEY
                                                     500             GROWTH             MARKET
                                                     ---             ------             ------
           2000
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
   Net investment income (loss)                $ (201,967)       $  (136,907)        $ 592,064
   Net realized gain
    distributions                                      --                 --                --
   Net change in unrealized
    appreciation (depreciation)                  (537,312)         4,371,685                --
                                               -----------       -----------        ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS              (739,279)         4,234,778           592,064
NET INCREASE (DECREASE) FROM
   POLICYOWNER TRANSACTIONS                     1,896,502          4,399,192        (1,862,220)
                                               ----------         ----------        -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                                1,157,223          8,633,970        (1,270,156)
NET ASSETS AT JANUARY 1, 2000                  30,404,852         15,923,042        18,688,200
                                               ----------        -----------        ----------
NET ASSETS AT SEPTEMBER 30, 2000              $31,562,075        $24,557,012       $17,418,044
                                              ===========        ===========       ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE UNAUDITED FINANCIAL STATEMENTS.


                                    F-I(U)-9



     CALVERT VARIABLE SERIES, INC.,
            AMERITAS PORTFOLIOS                         CALVERT  VARIABLE SERIES, INC.
   -----------------------------------     --------------------------------------------------------



                              SMALL                        INTERNATIONAL      MIDCAP          SMALL
        RESEARCH               CAP           BALANCED         EQUITY          GROWTH           CAP
        --------               ---           --------         ------          ------           ---


        $      --          $      --            $  --           $   --        $   --        $   --

          (30,877)          (214,775)             (30)             (32)         (368)         (121)
        ----------         ---------            ------           ------       -------       -------
          (30,877)          (214,775)             (30)             (32)         (368)         (121)
        ----------         ----------           ------           ------       -------       -------



               --                 --               --               --            --            --

          378,403         (3,318,350)             (42)          (1,161)        7,056        (6,254)
        ---------        ------------           ------        ---------       ------      ---------
          378,403         (3,318,350)             (42)          (1,161)        7,056        (6,254)
        ---------        ------------           ------        ---------       ------      ---------


        $ 347,526       $ (3,533,125)           $ (72)       $  (1,193)      $ 6,688     $  (6,375)
        =========       =============           ======       ==========      =======     ==========



      CALVERT VARIABLE SERIES, INC.,
            AMERITAS PORTFOLIOS                         CALVERT  VARIABLE SERIES, INC.
   -----------------------------------     --------------------------------------------------------

                              SMALL                        INTERNATIONAL      MIDCAP          SMALL
        RESEARCH               CAP           BALANCED         EQUITY          GROWTH           CAP
        --------               ---           --------         ------          ------           ---


       $  (30,877)      $   (214,775)         $   (30)           $ (32)    $    (368)       $ (121)

               --                 --               --               --            --            --

          378,403         (3,318,350)             (42)          (1,161)        7,056        (6,254)
        ---------      --------------          -------        ---------     --------      ---------

          347,526         (3,533,125)             (72)          (1,193)        6,688        (6,375)

          812,696            404,812           22,260           25,760       346,338        55,249
         --------         ----------           ------           ------       -------       -------

        1,160,222         (3,128,313)          22,188           24,567       353,026        48,874
        4,311,395         32,079,174               --               --            --            --
       ----------        -----------           ------           ------       -------       -------
       $5,471,617       $ 28,950,861         $ 22,188          $24,567     $ 353,026      $ 48,874
       ==========       ============         ========          =======     =========      ========


                                    F-I(U)-10

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2000
                                   (UNAUDITED)


1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Variable Life Insurance Company Separate Account V (the Account) was established on August 28, 1985, under Nebraska law by Ameritas Variable Life Insurance Company (AVLIC), a wholly-owned subsidiary of AMAL Corporation, a majority-owned affiliate of Ameritas Life Insurance Corp. (ALIC). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable life products issued by AVLIC.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At September 30, 2000, there are thirty-eight subaccounts within the Account. Eight of the subaccounts invest only in a corresponding Portfolio of Variable Insurance Products Fund and seven invest only in a corresponding Portfolio of Variable Insurance Products Fund II. Both funds are diversified open-end management investment companies and are managed by Fidelity Management and Research Company. Two of the subaccounts invest only in a corresponding Portfolio of Alger American Fund which is a diversified open-end management investment company managed by Fred Alger Management, Inc. Three of the subaccounts invest only in a corresponding Portfolio of MFS Variable Insurance Trust which is a diversified open-end management investment company managed by Massachusetts Financial Services Company. Five of the subaccounts invest only in a corresponding Portfolio of The Universal Institutional Funds, Inc. which is a diversified open-end management investment company managed by Morgan Stanley Asset Management, Inc. All five funds are registered under the Investment Company Act of 1940, as amended. Nine of the subaccounts invest only in a corresponding Portfolio of Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas Portfolio) which is a diversified open-end management investment company managed by Ameritas Investment Corp. Four of the subaccounts invest only in a corresponding Portfolio of the Calvert Variable Series, Inc. which is a diversified open-end management investment company managed by Calvert Asset Management, Inc. Each Portfolio pays the manager a monthly fee for managing its investments and business affairs. The assets of the Account are carried at the net asset value of the underlying Portfolios of the Funds. The value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products.

AVLIC currently does not expect to incur any federal income tax liability attributable to the Account with respect to the sale of variable life insurance policies. If, however, AVLIC determines that it may incur such taxes attributable to the Account, it may assess a charge for such taxes against the Account.

2.  USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  BASIS OF PRESENTATION OF UNAUDITED INTERIM FINANCIAL STATEMENTS

Management believes that all adjustments, consisting of only normal recurring accruals, considered necessary for a fair presentation of the unaudited interim financial statements have been included. The results of operations for any interim period are not necessarily indicative of results for the full year. The unaudited interim financial statements should be read in conjunction with the audited financial statements and notes thereto for the years ended December 31, 1999, 1998, and 1997.

4.  RELATED PARTIES

The Ameritas Portfolios are managed by Ameritas Investment Corp., an affiliate of AVLIC. Calvert Asset Management, Inc. is also an affiliate of AVLIC.


                                    F-I(U)-11

                        AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                      BALANCE SHEET
                          (IN THOUSANDS, EXCEPT PER SHARE DATA)
                                       (UNAUDITED)


                       ASSETS
                                                       SEPTEMBER 30, 2000
                                                     ----------------------

  Investments:
    Fixed maturity securities, available for sale
          (amortized cost $138,728)                        $ 132,896
    Equity securities, available for sale
          (amortized cost $2,031)                              1,718
    Mortgage loans on real estate                              2,134
    Loans on insurance policies                               21,568
                                                         -----------
        Total investments                                    158,316
  Cash and cash equivalents                                   12,637
  Accrued investment income                                    2,506
  Reinsurance receivable                                      12,961
  Reinsurance recoverable-affiliates                             358
  Prepaid reinsurance premium-affiliates                       2,799
  Deferred policy acquisition costs                          162,544
  Current federal income taxes                                 1,662
  Other                                                        2,584
  Separate Accounts                                        2,463,785
                                                         -----------
                                                         $ 2,820,152
                                                         ===========
        LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
  Policy and contract reserves                               $ 2,974
  Policy and contract claims                                     319
  Accumulated contract values                                239,126
  Unearned policy charges                                      2,299
  Unearned reinsurance ceded allowance                         4,018
  Deferred federal income taxes                                5,597
  Other                                                        6,323
  Separate Accounts                                        2,463,785
                                                         -----------
       Total Liabilities                                   2,724,441
                                                         -----------

STOCKHOLDER'S EQUITY:
  Common stock, par value $100 per share;
    authorized 50,000 shares, issued and
    outstanding 40,000 shares                                  4,000
  Additional paid-in capital                                  52,870
  Retained earnings                                           39,871
  Accumulated other comprehensive income (loss)               (1,030)
                                                         -----------
       Total Stockholder's Equity                             95,711
                                                         -----------

                                                         $ 2,820,152
                                                         ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE UNAUDITED FINANCIAL STATEMENTS.


                                      F-II(U)-1

                      AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               STATEMENT OF OPERATIONS
                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000
                                 (IN THOUSANDS)
                                   (UNAUDITED)

 INCOME:
  Insurance revenues:
    Contract charges                                    $ 46,068
    Premium-reinsurance ceded                             (6,998)
    Reinsurance ceded allowance                            3,136
  Investment revenues:
    Investment income, net                                 8,711
    Realized gain(loss), net                                 (11)
  Other                                                    2,312
                                                        ---------
                                                           53,218
                                                        ---------
 BENEFITS AND EXPENSES:
  Policy Benefits:
    Death benefits                                         1,403
    Interest credited                                      7,422
    Increase in policy and contract reserves                 789
    Other                                                    529
  Sales and operating expenses                            17,681
  Amortization of deferred policy acquisition costs       18,831
                                                        ---------
                                                          46,655
                                                        ---------

 INCOME BEFORE FEDERAL INCOME TAXES                        6,563
                                                        ---------

 Income taxes - current                                    1,806
 Income taxes - deferred                                  (1,082)
                                                        ---------
      Total income taxes                                     724
                                                        ---------

 Net income                                              $ 5,839
                                                        =========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE UNAUDITED FINANCIAL STATEMENTS.


                                      F-II(U)-2

                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                         STATEMENT OF COMPREHENSIVE INCOME
                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000
                                  (in thousands)
                                    (UNAUDITED)



Net income                                                        $ 5,839
Other comprehensive income, net of tax:
      Unrealized gains (losses) on securities:
        Unrealized holding gains (losses) arising during
          period (net of deferred tax of $49)                         (92)
        Reclassification adjustment for (gains)
          losses included in net income
          (net of deferred tax of $4)                                   7
                                                                 ---------
      Other comprehensive income (loss)                               (85)
                                                                 ---------

Comprehensive income                                              $ 5,754
                                                                 =========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE UNAUDITED FINANCIAL STATEMENTS.


                                      F-II(U)-3


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                        STATEMENT OF STOCKHOLDER'S EQUITY
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000
                          (in thousands, except shares)
                                   (UNAUDITED)



                                                                                       ACCUMULATED
                                       COMMON STOCK          ADDITIONAL                  OTHER
                                    --------------------     PAID - IN      RETAINED  COMPREHENSIVE
                                    SHARES        AMOUNT      CAPITAL       EARNINGS   INCOME (LOSS)    TOTAL
                                    ------        ------      -------       --------   ------------     -----
 BALANCE, January 1, 2000             40,000       $4,000      $ 42,870     $ 34,032        $ (945)      $79,957

   Net unrealized investment loss, net     -            -             -            -           (85)          (85)

   Capital contribution                    -            -        10,000            -             -        10,000

   Net income                              -            -             -        5,839             -         5,839
                                   ----------    ---------   -----------   ----------   -----------   -----------

 BALANCE, September 30, 2000          40,000       $4,000      $ 52,870     $ 39,871      $ (1,030)      $95,711
                                   ==========    =========   ===========   ==========   ===========   ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE UNAUDITED FINANCIAL STATEMENTS.


                                      F-II(U)-4

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000
                                 (in thousands)
                                   (UNAUDITED)


 OPERATING ACTIVITIES
 Net Income                                                            $ 5,839
 Adjustments to reconcile net income to net cash
   provided by operating activities:
         Amortization of deferred policy acquisition costs              18,831
         Policy acquisition costs deferred                             (28,221)
         Interest credited to contract values                            7,422
         Amortization of discounts or premiums                             (29)
         Net realized gains on investment transactions                      11
         Deferred income taxes                                          (1,082)
         Change in assets and liabilities:
           Accrued investment income                                       (64)
           Reinsurance receivable                                       22,960
           Reinsurance recoverable-affiliates                             (205)
           Prepaid reinsurance premium-affiliates                         (262)
           Other assets                                                    256
           Policy and contract reserves                                    789
           Policy and contract claims                                     (436)
           Unearned policy charges                                         269
           Federal income tax payable-current                           (4,584)
           Unearned reinsurance ceded allowance                             76
           Other liabilities                                            (7,602)
                                                                     ----------
   Net cash from operating activities                                   13,968
                                                                     ----------

 INVESTING ACTIVITIES
 Purchase of fixed maturity securities available for sale              (21,290)
 Purchase of mortgage loans on real estate                                (855)
 Proceeds from maturities or repayment of fixed maturity securities
     available for sale                                                  9,921
 Proceeds from sales of fixed maturity securities available for sale     2,227
 Proceeds from repayments of mortgage loans                                111
 Net change in loans on insurance policies                              (5,069)
                                                                     ----------
   Net cash from investing activities                                  (14,955)
                                                                     ----------

 FINANCING ACTIVITIES
 Capital contribution                                                   10,000
 Net change in accumulated contract values                              (8,346)
                                                                     ----------
   Net cash from financing activities                                    1,654
                                                                     ----------

 INCREASE(DECREASE) IN CASH AND CASH EQUIVALENTS                           667
 CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD                       11,970
                                                                     ----------

 CASH AND CASH EQUIVALENTS AT END OF PERIOD                           $ 12,637
                                                                     ==========

 SUPPLEMENTAL CASH FLOW INFORMATION:
 Cash paid for income taxes                                              6,390




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE UNAUDITED FINANCIAL STATEMENTS.

                                      F-II(U)-5

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 2000
                                   (UNAUDITED)


1.   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of AMAL Corporation, a holding company 66% owned by Ameritas Life Insurance Corp. (ALIC) and 34% owned by AmerUs Life Insurance Company (AmerUs). The Company began issuing variable life insurance and variable annuity policies in 1987 and fixed premium annuites in 1996. The variable life, variable annuity, and fixed premium annuity policies are not participating with respect to dividends.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


2.   BASIS OF PRESENTATION OF UNAUDITED INTERIM FINANCIAL STATEMENTS

Management believes that all adjustments, consisting of only normal recurring accruals, considered necessary for a fair presentation of the unaudited interim financial statements have been included. The results of operations for any interim period are not necessarily indicative of results for the full year. The unaudited interim financial statements should be read in conjunction with the audited financial statements and notes thereto for the years ended December 31, 1999, 1998, and 1997.


                                      F-II(U)-6

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Registrant  makes  the  following   representation   pursuant  to  the  National
Securities Markets Improvements Act of 1996:

Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.


                              RULE 484 UNDERTAKING

AVLIC'S By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and wil be governed by the final adjudication of such issue.


                     REPRESENTATION PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:

The facing sheet.
The prospectus consisting of 19 pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484.
Representations pursuant to Rule 6e-3(T).
The signatures.
Written consents of the following:
(a) Russell J. Wiltgen
(b) Donald R. Stading
(c) Deloitte & Touche LLP

The Following Exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2.
         (1)  Resolution of the Board of Directors of AVLIC Authorizing
              Establishment of the Account.*
         (2)  Not applicable.
         (3)  (a) Principal Underwriting Agreement. *
              (b) Proposed Form of Selling Agreement. *
              (c) Commission Schedule. **
              (d) Amendment to Principal Underwriting Agreement.**
         (4)   Not Applicable.
         (5)  (a) Proposed Form of Policy. **
              (b) Proposed Form of Policy Riders. ***
         (6) (a) Articles of incorporation of Ameritas Variable Life Insurance Company, **
              (b) Bylaws of Ameritas Variable Life Insurance Company. ***
         (7)  Not applicable.
         (8) (a) Participation Agreement in the Variable Insurance Products Fund. **
              (b) Participation Agreement in the Alger American Fund. **
              (c) Participation Agreement in the MFS Variable Insurance Trust. *
              (d) Participation Agreement in the Morgan Stanley Universal Funds,
                  Inc. *
              (e) Participation Agreement in the Calvert Variable Series, Inc.
                  Ameritas Portfolios. ****
              (f) Form of Participation Agreement in the Calvert Variable
                  Series, Inc. Social Portfolios. ******
              (g) Form of Participation Agreement in the American Century
                  Variable Portfolios, Inc. ******
              (h) Form of Participation Agreement in the INVESCO Variable
                  Investment Funds, Inc. ******
              (i) Form of Participation Agreement in the Salomon Brothers
                  Variable Series Funds Inc. ******
              (j) Form of Participation Agreement in the Summit Mutual Funds,
                  Inc. ******
              (k) Form of Participation Agreement in the Third Avenue Variable
                  Series Trust. ******
         (9)  Not Applicable.
         (10) Application for Policy. ***
         (11) Code of Ethics.*****
2. (a)(b) Opinion and Consent of Donald R. Stading.
3. No financial statements will be omitted from the final Prospectus pursuant to Instruction 1(b) or (c) or Part I.
4.  Not applicable.
5.  Not applicable.
6. (a)(b) Opinion and Consent of Russell J. Wiltgen.
7.  Consent of Deloitte & Touche LLP.
8.  Form  of  Notice  of   Withdrawal   Right  and  Refund   pursuant   to  Rule
    6e-3(T)(b)(13)(viii) under the Investment Company Act of 1940.**

X Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 5, 1996.
** Incorporated by reference to the Pre-Effective Amendment to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed January 17, 1997.
*** Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-36507, filed February 20, 1998.
**** Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed August 30, 1999.
***** Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed February 29, 2000.
****** Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account V, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 7 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 16th day of November, 2000.


                                        AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                  SEPARATE ACCOUNT V, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor




Attest:  /s/ Donald R. Stading       By:   /s/ Lawrence J. Arth
       -----------------------------    --------------------------------------
            Secretary                        Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the Directors and Principal Officers of Ameritas Variable Life Insurance Company on the dates indicated.



         SIGNATURE                      TITLE                     DATE
         ---------                      -----                     ----

   /s/ Lawrence J. Arth              Director, Chairman
----------------------------------   of the Board and          November 16, 2000
       Lawrence J. Arth              Chief Executive Officer


  /s/ William J. Atherton            Director, President and   November 16, 2000
---------------------------------    Chief Operating Officer
      William J. Atherton


  /s/ Kenneth C. Louis               Director, Executive       November 16, 2000
----------------------------------   Vice President
      Kenneth C. Louis


   /s/ Gary R. McPhail               Director, Executive       November 16, 2000
----------------------------------   Vice President
       Gary R. McPhail


   /s/ Thomas C. Godlasky            Director, Senior          November 16, 2000
-------------------------------      Vice President and
       Thomas C. Godlasky           Chief Investment Officer


   /s/ JoAnn M. Martin               Director, Vice President  November 16, 2000
---------------------------------    and Chief Financial Officer
       JoAnn M. Martin

        SIGNATURE                     TITLE                             DATE
        ---------                     -----                             ----

   /s/ Michael G. Fraizer            Director                  November 16, 2000
--------------------------------
       Michael G. Fraizer


   /s/ Robert C. Barth               Controller                November 16, 2000
----------------------------------
       Robert C. Barth


   /s/ William W. Lester             Treasurer                 November 16, 2000
-------------------------------
       William W. Lester


  /s/ Donald R. Stading              Secretary and             November 16, 2000
--------------------------------     General Counsel
      Donald R. Stading

                                  EXHIBIT INDEX

EXHIBIT

2. (a)(b)      Opinion and Consent of Donald R. Stading

6. (a)(b)      Opinion and Consent of Russell J. Wiltgen.

7.             Consent of Deloitte & Touche LLP.